Note 23 - Share Capital	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
23.
SHARE CAPITAL

(a)	Authorized and issued capital

The Company has unlimited authorized common shares with
no
par value. The movement in the Company’s issued and outstanding capital during the year is summarized in the consolidated statements of changes in equity.

In
May 2018,
the Company completed an arrangement agreement to acquire all of the issued and outstanding shares of Primero by issuing
27,333,363
common shares at a price of
$6.84
(
CAD$8.80
) based on the Company’s quoted market price as at the acquisition date. See Note
4
for details.

(b)	Stock options

Under the terms of the Company’s Stock Option Plan, the maximum number of shares reserved for issuance under the Plan is
10%
of the issued shares on a rolling basis. Options
may
be exercisable over periods of up to
ten
years as determined by the Board of Directors of the Company and the exercise price shall not
be less than the closing price of the shares on the day preceding the award date, subject to regulatory approval. All stock options granted are subject to vesting with
25%
vesting on
first
anniversary from the date of grant, and
25%
vesting each
six
months thereafter.

The following table summarizes information about stock options outstanding as at
December
31,
2018:

			Options Outstanding			Options Exercisable
Exercise prices (CAD$)			Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Weighted Average Remaining Life (Years)
2.01	-	5.00	1,444,023	4.79	2.00	1,444,023	4.79	2.00
5.01	-	10.00	3,573,421	7.75	6.18	1,312,533	6.21	1.61
10.01	-	15.00	3,894,246	10.94	2.60	2,498,946	10.94	2.12
15.01	-	20.00	125,000	16.36	2.62	93,750	16.36	2.62
20.01	-	250.00	229,408	88.94	1.99	227,533	89.49	1.99
			9,266,098	10.76	3.87	5,576,785	11.53	1.97

The movements in stock options issued during the years ended
December
31,
2018
and
December
31,
2017
are summarized as follows:

	Year Ended		Year Ended
	December 31, 2018		December 31, 2017
	Number of Options	Weighted Average Exercise Price (CAD $/Share)	Number of Options	Weighted Average Exercise Price (CAD $/Share)
Balance, beginning of the year	9,431,737	9.35	9,599,270	9.76
Granted (1)	2,552,796	15.95	3,205,137	10.48
Exercised	(973,948)	5.28	(1,292,206)	5.76
Cancelled or expired	(1,744,487)	13.78	(2,080,464)	15.21
Balance, end of the year	9,266,098	10.76	9,431,737	9.35

(1)	Includes 221,908 stock options issued to replace pre-existing stock options of Primero in accordance with the Primero arrangement (see Note 4 ) with a nominal fair value.

During the year ended
December
31,
2018,
the aggregate fair value of stock options granted was
$7.8
million (
2017
-
$10.1
 million), or a weighted average fair value of
$3.07
per stock option granted (
2017
-
$3.16
).

The following weighted average assumptions were used in estimating the fair value of stock options granted using the Black-Scholes Option Pricing Model:

		Year Ended	Year Ended
Assumption	Based on	December 31, 2018	December 31, 2017
Risk-free interest rate (%)	Yield curves on Canadian government zero- coupon bonds with a remaining term equal to the stock options’ expected life	1.87	1.02
Expected life (years)	Average of the expected vesting term and expiry term of the option	5.40	3.77
Expected volatility (%)	Historical and implied volatility of the precious metals mining sector	58.70	52.00
Expected dividend yield (%)	Annualized dividend rate as of the date of grant	—	—

The weighted average closing share price at date of exercise for the year ended
December
31,
2018
was
CAD$8.86
(
December
31,
2017
-
CAD$11.06
).

(c)	Warrants

In connection with the Primero acquisition (see Note
4
), First Majestic issued
366,124
warrants with an average exercise price of
$100.75
and a nominal fair value based on the Black-Scholes Option Pricing Model. The warrants expired unexercised on
June
25,
2018.

(d)	Share repurchase program

The Company has a share repurchase program to repurchase up to
5%
of the Company's issued and outstanding common shares. The normal course issuer bids will be carried through facilities of the Toronto Stock Exchange. During the year ended
December
31,
2018,
the Company repurchased and cancelled
230,000
shares for total consideration of
$1.3
million.
No
shares were repurchased during the year ended
December 31, 2017.

(e)	Delisting from the Mexican Stock Exchange

In the
first
quarter of
2018,
the Company filed before the Mexican National Banking and Securities Commission for delisting from the Mexican Stock Exchange ("Bolsa") due to low trading volumes and high costs associated with regulatory compliance. On
February 21, 2018,
the Company received authorization and has officially delisted. In connection with the delisting, during the year ended
December
31,
2018,
the Company has repurchased and cancelled
14,343
of the Company's shares on Bolsa for total consideration of
$0.1
million.